Pensions and other post retirement benefits - Amounts recognised in the income statement and statement of other comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Included within operating costs
Administration costs	£ 16	£ 16	£ 16
Included within payroll costs
Current service cost	193	232	221
Past service cost – augmentations	1	1	3
Past service credit – redundancies	(1)	(1)	(1)
Special termination benefit cost – redundancies	9	7	11
Total included within payroll costs	202	239	234
Included within finance income and costs
Net interest cost	65	105	112
Included within gain on disposal of discontinued operations
Administration costs	0	5	2
Disposal of UK Gas Distribution	0	34	0
Total included within gain on disposal of discontinued operations	0	39	2
Total included in income statement	283	399	364
Remeasurement gains of pension assets and post-retirement benefit obligations	1,313	348	539
Exchange adjustments	175	(345)	(81)
Total included in the statement of other comprehensive income	1,488	3	458
UK Pensions
Included within operating costs
Administration costs	6	6	9
Included within payroll costs
Current service cost	49	76	74
Past service cost – augmentations	1	1	3
Past service credit – redundancies	(1)	(1)	(1)
Special termination benefit cost – redundancies	9	7	11
Total included within payroll costs	58	83	87
Included within finance income and costs
Net interest cost	3	0	18
Included within gain on disposal of discontinued operations
Administration costs	0	5	2
Disposal of UK Gas Distribution	0	34	0
Total included within gain on disposal of discontinued operations	0	39	2
Total included in income statement	67	128	116
Remeasurement gains of pension assets and post-retirement benefit obligations	1,177	(541)	534
Exchange adjustments	0	0	0
Total included in the statement of other comprehensive income	1,177	(541)	534
UK Pensions | Discontinued operations
Included within operating costs
Administration costs	0	(1)	(1)
Included within payroll costs
Total included within payroll costs	0	35	28
Included within finance income and costs
Net interest cost	0	(2)	(1)
Included within gain on disposal of discontinued operations
Remeasurement gains of pension assets and post-retirement benefit obligations	0	(75)	129
US Pensions
Included within operating costs
Administration costs	9	9	6
Included within payroll costs
Current service cost	98	103	95
Past service cost – augmentations	0	0	0
Past service credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Total included within payroll costs	98	103	95
Included within finance income and costs
Net interest cost	27	43	36
Included within gain on disposal of discontinued operations
Administration costs	0	0	0
Disposal of UK Gas Distribution	0	0	0
Total included within gain on disposal of discontinued operations	0	0	0
Total included in income statement	134	155	137
Remeasurement gains of pension assets and post-retirement benefit obligations	27	319	(67)
Exchange adjustments	75	(140)	(33)
Total included in the statement of other comprehensive income	102	179	(100)
US other post-retirement benefits
Included within operating costs
Administration costs	1	1	1
Included within payroll costs
Current service cost	46	53	52
Past service cost – augmentations	0	0	0
Past service credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Total included within payroll costs	46	53	52
Included within finance income and costs
Net interest cost	35	62	58
Included within gain on disposal of discontinued operations
Administration costs	0	0	0
Disposal of UK Gas Distribution	0	0	0
Total included within gain on disposal of discontinued operations	0	0	0
Total included in income statement	82	116	111
Remeasurement gains of pension assets and post-retirement benefit obligations	109	570	72
Exchange adjustments	100	(205)	(48)
Total included in the statement of other comprehensive income	£ 209	£ 365	£ 24